Borrowings and capital resources - Commercial paper programmes (Details) € in Millions, $ in Billions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Liquidity and capital resources
Borrowings drawn		€ 67,760	€ 74,925
Commercial paper programme
Liquidity and capital resources
Borrowing capacity	$ 4.0	3,400
US commercial paper programme
Liquidity and capital resources
Borrowing capacity | $	$ 15.0
Euro commercial paper programme
Liquidity and capital resources
Borrowing capacity		8,000
Borrowings drawn		0	€ 0
Syndicated bank facilities
Liquidity and capital resources
Borrowing capacity		4,000
Borrowings drawn		€ 0